STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended						2 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended			17 Months Ended	26 Months Ended
	Sep. 29, 2017	May 31, 2017	Jan. 31, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Nov. 30, 2018	Mar. 15, 2018	Dec. 31, 2015	Jun. 30, 2015	Aug. 31, 2014	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Sep. 30, 2018	May 11, 2018	Jun. 15, 2017	May 31, 2015	Apr. 30, 2015
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)													$ 8,459,625		$ 11,937,850
Exercise of options, shares												100,000	100,000
Share issued, shares
Share issued, value													$ 135,333		226,093	$ 271,885
Stock issued for services, value															44,250	24,000	$ 48,963
Share-based compensation													$ 339,076	$ 694,621	$ 794,738	$ 436,228	$ 1,339,692
Common stock, shares authorized												250,000,000	250,000,000		250,000,000	250,000,000		250,000,000	250,000,000			250,000,000	100,000,000
2016 Equity Incentive Plan [Member]
Equity Issuance [Line Items]
Number of shares authorized under plan																3,000,000
Private Placement [Member]
Equity Issuance [Line Items]
Share issued, shares									3,977,568
Expiration period									5 years
Proceeds from issuance of common stock and warrants									$ 2,400,000
Number of units offered (upper limit)									60
Common Stock And Warrants [Member]
Equity Issuance [Line Items]
Share issued, shares					4,207,600					2,816,199
Share issued, value					$ 3,140,000
Options issued		469,000
Expiration period					5 years
Stock outstanding															3,738,600			3,738,600
Proceeds from issuance of common stock and warrants		$ 502,500								$ 1,915,000
Number of units offered (upper limit)					60					20
Price per unit					$ 50,000
Number of shares comprising unit				147,060						100,000
Common Stock And Warrants [Member] | Warrants for $0.80 Per Share [Member]
Equity Issuance [Line Items]
Number of shares comprising unit									82,866
Common Stock And Warrants [Member] | Warrant Three [Member]
Equity Issuance [Line Items]
Exercise price of warrants																$ 0.85
Warrants outstanding																1,408,102
Common Stock And Warrants [Member] | Warrant Four [Member]
Equity Issuance [Line Items]
Exercise price of warrants															$ 1.02			$ 1.02
Warrants outstanding															1,408,097			1,408,097
Common Stock And Warrants [Member] | Warrants for $1.00 Per Share [Member]
Equity Issuance [Line Items]
Number of shares comprising unit											33,500
Common Stock And Warrants [Member] | Warrants for $1.25 Per Share [Member]
Equity Issuance [Line Items]
Number of shares comprising unit											33,500
Common Stock And Warrants [Member] | Warrants for $0.85 Per Share [Member]
Equity Issuance [Line Items]
Number of shares comprising unit				73,530
Common Stock And Warrants [Member] | Warrants for $1.02 Per Share [Member]
Equity Issuance [Line Items]
Number of shares comprising unit				73,530
Units [Member]
Equity Issuance [Line Items]
Exercise price of warrants																$ 0.80
Warrants outstanding																3,977,568
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants				$ 1.02						$ 1.02
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants				$ 0.85						$ 0.85
Common Stock for Investor Relations Services [Member]
Equity Issuance [Line Items]
Stock issued for services, shares																	37,500
Stock issued for services, value																	$ 30,575
Share-based compensation																	$ 30,575
Institutional Investor [Member]
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)			$ 20,000,000			$ 20,000,000
Agreement with institutional investor term			36 months
Common stock issued to institutional investor as commitment fee, shares			350,000													50,481
Common stock issued to institutional investor as commitment fee			$ 237,965													$ 33,920
Common stock reserved for additional commitment fees to the institutional investor			650,000				271,966											413,545	296,138
Registering shares of common stock			5,000,000																	5,000,000	5,000,000
Share issued, shares							800,000					1,350,000	3,250,000		5,300,000	2,400,000		7,700,000	10,950,000
Share issued, value							$ 743,725					$ 1,475,700	$ 3,612,400		$ 5,722,060	$ 1,553,190		$ 7,275,250	$ 10,887,650
Additional shares issued							24,172					47,960	117,407		185,974			236,455	353,862
Additional shares issued, Amount							$ 24,089					$ 54,230	$ 135,333		$ 226,093			$ 260,013	$ 395,346
Institutional Investor [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Common stock issued to institutional investor as commitment fee, shares								25,576
Common stock issued to institutional investor as commitment fee								$ 30,002
Common stock reserved for additional commitment fees to the institutional investor								387,969
Share issued, shares								700,000
Share issued, value								$ 786,900
Consulting Services [Member]
Equity Issuance [Line Items]
Stock issued for services, shares	25,000
Stock issued for services, value	$ 36,250
Share-based compensation															$ 6,042
Directors serving as member of Company's Operations Committee [Member]
Equity Issuance [Line Items]
Share issued, shares															10,997	38,928	24,758
Share-based compensation															$ 8,000	$ 24,000	$ 18,387